Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Summary of Lease Cost

Lease cost is as follows (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Operating lease cost	$67	$129	$452	$377	$754
Finance lease cost	139	94	372	587	1,237
Total	$206	$223	$824	$964	$1,991

Summary of Cash Paid for Amounts Included in Measurement of Lease Obligations

Cash paid for amounts included in the measurement of lease obligations are as follows (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Operating leases	$41	$139	$487	$416	$832
Finance leases	145	314	610	689	1,436
Total	$186	$453	$1,097	$1,105	$2,268

Summary of Additional Lease Information

Additional lease information is as follows:

	As of June 30, 2026 (Successor)	As of December 31, 2025 (Predecessor)
Weighted-average remaining lease term - operating leases	3.38	2.80
Weighted-average remaining lease term - finance leases	0.80	1.37
Weighted-average discount rate - operating leases	6.19%	4.95%
Weighted-average discount rate - finance leases	6.08%	8.03%

Summary of Future Minimum Lease Obligations

The future minimum lease obligations as of June 30, 2026 are as follows (in thousands):

	Operating Leases	Finance Leases
2026 (Remaining 6 months)	$197	$819
2027	404	3,112
2028	258	-
2029	182	-
2030	148	-
Thereafter	5	-

Less imputed interest	(119)	(170)
Net lease obligation	$1,075	$3,761